Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.6%
	CONSUMER DISCRETIONARY — 7.7%
43,295	Gentex Corp.	$1,581,566
39,515	Golden Entertainment, Inc.	1,464,426
		3,045,992
	CONSUMER STAPLES — 4.1%
7,855	Lancaster Colony Corp.	1,625,357
	ENERGY — 17.2%
102,430	Archrock, Inc.	1,871,396
8,765	Chord Energy Corp.	1,423,874
136,545	Patterson-UTI Energy, Inc.	1,579,826
52,220	Viper Energy, Inc.	1,887,231
		6,762,327
	FINANCIALS — 11.1%
29,440	Artisan Partners Asset Management, Inc. - Class A	1,267,981
16,355	HCI Group, Inc.	1,596,575
21,195	Mr Cooper Group, Inc. *	1,510,779
		4,375,335
	HEALTH CARE — 13.1%
21,500	Encompass Health Corp.	1,599,600
28,520	Enovis Corp. *	1,705,781
46,360	Halozyme Therapeutics, Inc. *	1,845,592
		5,150,973
	INDUSTRIALS — 16.2%
34,670	Granite Construction, Inc.	1,786,545
25,850	Hillenbrand, Inc.	1,229,167
177,900	Hillman Solutions Corp. *	1,732,746
115,176	Janus International Group, Inc. *	1,652,776
		6,401,234
	MATERIALS — 7.3%
93,540	MP Materials Corp. *	1,422,744
33,310	Silgan Holdings, Inc.	1,462,642
		2,885,386
	REAL ESTATE — 14.6%
19,850	Howard Hughes Holdings, Inc. *	1,516,540
37,002	NNN REIT, Inc. - REIT	1,505,612
23,910	PotlatchDeltic Corp. - REIT	1,080,971

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
25,731	Terreno Realty Corp. - REIT	$1,654,503
		5,757,626
	TECHNOLOGY — 3.0%
12,440	Plexus Corp. *	1,174,336
	UTILITIES — 3.3%
26,635	National Fuel Gas Co.	1,298,190
	TOTAL COMMON STOCKS
	(Cost $31,588,301)	38,476,756

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$1,122,341	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78% [1]	1,122,341
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,122,341)	1,122,341
	TOTAL INVESTMENTS — 100.4%
	(Cost $32,710,642)	39,599,097
	Liabilities in Excess of Other Assets — (0.4)%	(161,447)
	TOTAL NET ASSETS — 100.0%	$39,437,650

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.